Schedule of trade and other receivables (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Other receivables	£ 56,264
VAT owed to the Group	27,055	70,650
Prepaid clinical trial costs	307,519	336,770
Other prepayments	528,618	474,533
Trade and other receivables	£ 919,456	£ 881,953